CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS? EQUITY/CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS - USD ($)	Total	Common Shares	Additional Paid In Capital	Cumulative Net Income
Beginning balance (in shares) at Dec. 31, 2018	10,202,009
Ending balance (in shares) at Dec. 31, 2019	10,202,009
Decrease in net assets resulting from operations
Net investment income	$ 4,896,213
Net realized gain on investments	4,292,510
Net change in unrealized losses on investments	61,744,128
Distributions to preferred shareholders from net investment income	(639,400)
Net decrease in net assets attributable to common shares resulting from operations	70,293,451
Investment Company, Distributable Earnings [Abstract]
Total distributions to common shareholders	(13,466,652)
Total decrease in net assets attributable to common shares	56,826,799
Beginning of period at Dec. 31, 2018	198,498,881
End of period at Dec. 31, 2019	$ 255,326,000
Beginning balance (in shares) at Dec. 31, 2018	10,202,009
Ending balance (in shares) at Dec. 31, 2019	10,202,009
Investment Company, Distributable Earnings [Abstract]
Distributable earnings	$ (8,334,106)
Ending balance (in shares) at Mar. 31, 2020	10,202,000
Decrease in net assets resulting from operations
Net investment income	$ 2,671,000
Net realized gain on investments	915,000
Net change in unrealized losses on investments	(123,346,000)
Distributions to preferred shareholders from net investment income	(126,000)
Net decrease in net assets attributable to common shares resulting from operations	(119,886,000)
Investment Company, Distributable Earnings [Abstract]
Total distributions to common shareholders	(3,367,000)
Total decrease in net assets attributable to common shares	(123,253,000)
End of period at Mar. 31, 2020	$ 132,073,000
Beginning balance (in shares) at Dec. 31, 2019	10,202,009
Ending balance (in shares) at Mar. 31, 2020	10,202,000
Beginning balance (in shares) at Dec. 31, 2019	10,202,009
Ending balance (in shares) at Dec. 31, 2020	10,202,009	10,202,000
Ending balance at Dec. 31, 2020	$ 192,894,000	$ 10,000	$ 192,884,000	$ 0
Decrease in net assets resulting from operations
Net investment income	2,775,539
Net realized gain on investments	10,821,592
Net change in unrealized losses on investments	(69,278,340)
Distributions to preferred shareholders from net investment income	(322,917)
Net decrease in net assets attributable to common shares resulting from operations	(56,004,126)
Investment Company, Distributable Earnings [Abstract]
Total distributions to common shareholders	(6,427,266)
Total decrease in net assets attributable to common shares	(62,431,392)
Beginning of period at Dec. 31, 2019	255,326,000
End of period at Dec. 31, 2020	$ 192,894,000
Beginning balance (in shares) at Dec. 31, 2019	10,202,009
Ending balance (in shares) at Dec. 31, 2020	10,202,009	10,202,000
Investment Company, Distributable Earnings [Abstract]
Distributable earnings	$ (3,367,000)
Distributable earnings	(6,427,266)
Net income	$ 350,000			350,000
Ending balance (in shares) at Mar. 31, 2021	10,202,009	10,202,000
Ending balance at Mar. 31, 2021	$ 193,244,000	$ 10,000	$ 192,884,000	$ 350,000
Beginning balance (in shares) at Dec. 31, 2020	10,202,009	10,202,000
Ending balance (in shares) at Mar. 31, 2021	10,202,009	10,202,000